Web-Based Technology (Details Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Web Based Technology (Textual)
Web-based technology amortization period, Description	Over a period of up to five years.
Web-based technology, amortization expense	$ 261,572	$ 192,760